UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Phinity Capital LLC

Address:  400 Kelby Street
          Fort Lee, New Jersey 07024

13F File Number: 028-11075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Felman
Title:  Managing Member
Phone:  (201) 363-8500


Signature, Place and Date of Signing:


/s/ David Felman         Fort Lee, New Jersey                August 14, 2007
----------------         --------------------             --------------------
     [Signature]            [City, State]                         [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:       $171,947
                                             (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4   COLUMN 5              COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MAGERS   SOLE    SHARED  NONE
AK STL HLDG CORP              COM             001547108     3,737    100,000   SH           SOLE      NONE      100,000
AMAZON COM INC                COM             023135106    20,523    300,000   SH           SOLE      NONE      300,000
APPLE INC                     COM             037833100    21,357    175,000   SH           SOLE      NONE      175,000
BAIDU COM INC                 SPON ADR REP A  056752108    15,118     90,000   SH           SOLE      NONE       90,000
FCSTONE GROUP INC             COM             31308T100     2,864     50,000   SH           SOLE      NONE       50,000
FOSTER WHEELER LTD            SHS NEW         G36535139     5,350     50,000   SH           SOLE      NONE       50,000
GAMESTOP CORP NEW             CL A            36467W109     5,083    130,000   SH           SOLE      NONE      130,000
GOOGLE INC                    CL A            38259P508    26,135     50,000   SH           SOLE      NONE       50,000
INFINERA CORPORATION          COM             45667G103     2,492    100,000   SH           SOLE      NONE      100,000
INTERCONTINENTALEXCHANGE INC  COM             45865V100    14,785    100,000   SH           SOLE      NONE      100,000
JA SOLAR HOLDINGS CO LTD      SPON ADR        466090107     5,058    150,000   SH           SOLE      NONE      150,000
MASTERCARD INC                CL A            57636Q104    12,440     75,000   SH           SOLE      NONE       75,000
MINDRAY MEDICAL INTL LTD      SPON ADR        602675100     3,053    100,000   SH           SOLE      NONE      100,000
NYSE EURONEXT                 COM             629491101     3,681     50,000        CALL    SOLE      NONE       50,000
RESEARCH IN MOTION LTD        COM             760975102    10,000     50,000   SH           SOLE      NONE       50,000
RIVERBED TECHNOLOGY INC       COM             768573107     4,382    100,000   SH           SOLE      NONE      100,000
SUNPOWER CORP                 COM CL A        867652109     9,458    150,000   SH           SOLE      NONE      150,000
TRINA SOLAR LIMITED           SPON ADR        89628E104     6,431    125,000   SH           SOLE      NONE      125,000


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